Goodwill and Other Intangible Assets	12 Months Ended
Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
GOODWILL AND OTHER INTANGIBLE ASSETS

NOTE 8— GOODWILL AND OTHER INTANGIBLE ASSETS

Goodwill was $227,046 and $223,697 at December 31, 2020 and 2019, respectively.

The changes in the carrying amount of goodwill for the years ended December 31, 2020 and 2019 were as follows:

					Principal
					Investments-
	Capital	Wealth	Auction and	Financial	United Online and
	Markets	Management	Liquidation	Consulting	magicJack
	Segment	Segment	Segment	Segment	Segment	Total
Balance as of December 31, 2018	$50,806	$28,396	$1,975	$20,331	$121,860	$223,368
Goodwill acquired during the year:
magicJack purchase price adjustment	—	—	—	—	3,542	3,542
magicJack allocation to the sale of a division	—	—	—	—	(3,213)	(3,213)
Balance as of December 31, 2019	50,806	28,396	1,975	20,331	122,189	223,697
Goodwill acquired during the year:
Acquisition of other business	—	—	—	3,349	—	3,349
Balance as of December 31, 2020	$50,806	$28,396	$1,975	$23,680	$122,189	$227,046

Intangible assets consisted of the following:

		As of December 31, 2020			As of December 31, 2019
		Gross			Gross
		Carrying	Accumulated	Intangibles	Carrying	Accumulated	Intangibles
	Useful Life	Value	Amortization	Net	Value	Amortization	Net
Amortizable assets:
Customer relationships	2 to 16 Years	$98,898	$40,281	$58,617	$99,008	$27,269	$71,739
Domain names	7 Years	235	148	87	233	117	116
Advertising relationships	8 Years	100	56	44	100	44	56
Internally developed software and other intangibles	0.5 to 5 Years	11,775	6,913	4,862	11,765	4,843	6,922
Trademarks	7 to 10 Years	2,850	991	1,859	4,600	1,324	3,276
Total		113,858	48,389	65,469	115,706	33,597	82,109

Non-amortizable assets:
Tradenames		125,276	—	125,276	138,416	—	138,416
Total intangible assets		$239,134	$48,389	$190,745	$254,122	$33,597	$220,525

Amortization expense was $15,737, $13,846, and $9,135 for the years ended December 31, 2020, 2019, and 2018, respectively. At December 31, 2020, estimated future amortization expense is $14,964, $14,309, $12,319, $8,378 and 5,151 for the years ended December 31, 2021, 2022, 2023, 2024 and 2025, respectively. The estimated future amortization expense after December 31, 2025 is $10,348.

In the first quarter of 2020, in accordance with ASU 2017-04, Intangibles-Goodwill and Other (Topic 350): Simplifying the Test for Goodwill Impairment, the Company made a qualitative assessment of the impact of the COVID-19 outbreak on goodwill and other intangible assets. The Company determined that the COVID-19 outbreak was a triggering event for testing the indefinite-lived tradenames in the Brands segment and made a determination that the indefinite-lived tradenames in the Brands segment were impaired and the Company recognized an impairment charge of $4,000. As a result of the continuing impact and duration of the COVID-19 outbreak on the operations of the Brands segment, the Company determined that there was another triggering event for testing the indefinite-lived tradenames in the Brands segment and made a determination that the indefinite-lived tradenames in the Brands segment were impaired and the Company recognized an additional impairment charge of $8,500 in the second quarter of 2020. There have been no triggering events subsequent to the second quarter of 2020 for testing indefinite-lived tradenames in the Brands segment. The Company will continue to monitor the impacts of the COVID-19 outbreak in future quarters. Changes in our forecasts could cause the book values of indefinite-lived tradenames to exceed fair values which may result in additional impairment charges in future periods.